FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Investments measured at fair value
Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025:

	12/31/2025	Level 1
Investments measured in the fair value hierarchy:
Mutual Funds	$1,282,005	$1,282,005
Self-directed - Fidelity Brokerage Link(1)	19,246,501	19,246,501
Terex Corporation Common Stock	31,774,743	31,774,743
Total investments measured in the fair value hierarchy	52,303,249	$52,303,249

Investments measured at NAV:
Common Collective Trusts	691,050,189
Total investments at fair value	$743,353,438
(1) Fidelity Brokerage Link investments include mutual funds and common stock valued using the Plan's valuation methodology.

Investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2024:

	12/31/2024	Level 1
Investments measured in the fair value hierarchy:
Mutual Funds	$168,384,777	$168,384,777
Self-directed - Fidelity Brokerage Link(1)	15,493,227	15,493,227
Terex Corporation Common Stock	29,512,479	29,512,479
Total investments measured in the fair value hierarchy	213,390,483	$213,390,483

Investments measured at NAV:
Common Collective Trusts	457,983,482
Total investments at fair value	$671,373,965
(1) Fidelity Brokerage Link investments include mutual funds and common stock valued using the Plan's valuation methodology.